NET FEE AND COMMISSION INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 733	£ 804	£ 839
Total fee and commission expense	(481)	(501)	(509)
Net fee and commission income	252	303	330
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	474	542	562
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Total fee and commission income	48	47	78
Credit Cards
Net Fee And Commission Income [Line Items]
Total fee and commission income	92	94	95
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 119	£ 121	£ 104